Income (loss) per share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings per share [abstract]
Schedule of weighted-average number of basic and diluted shares
The following table summarizes the calculation of the weighted average number of basic and diluted common shares:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	#	#	#	#
Weighted average number of basic Common Shares	33,044,250	32,834,833	33,024,887	32,809,397
Share options	815,863	1,228,881	850,888	—
DSUs	84,254	59,058	68,749	—
RSUs	125,321	—	88,142	—
Weighted average number of diluted Common Shares	34,069,688	34,122,772	34,032,666	32,809,397

For the three and nine months ended September 30, 2022, nil and 15,991, respectively (three and nine months ended September 30, 2021 – nil and all share options and units, respectively) share options were excluded from the weighted average number of diluted common shares as their effect would have been anti-dilutive.